Derecognition of financial assets (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities
The following table provides the carrying amount of the transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	July 31 2025 (1)	April 30 2025 (1)	October 31 2024 (1)
Assets
Carrying value of residential mortgage loans	$8,854	$9,377	$11,190
Other related assets (2)	6,248	6,265	7,202
Liabilities
Carrying value of associated liabilities	$15,061	$15,479	$17,923
(1)
The fair value of the transferred assets is $14,815 (April 30, 2025 – $15,524 and October 31, 2024 – $18,092) and the fair value of the associated liabilities is $14,966 (April 30, 2025 – $15,481 and October 31, 2024 – $17,692) for a net position of $(151) (April 30, 2025 – $43 and October 31, 2024 – $400).

(2)
These include cash held in trust and trust-permitted investment assets, including repurchase-type transactions of mortgage-backed securities, included in the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	July 31 2025 (1)	April 30 2025 (1)	October 31 2024 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$169,302	$161,938	$174,334
Securities lending agreements	66,927	63,492	58,477
Total	236,229	225,430	232,811
Carrying value of associated liabilities (3)	$182,223	$177,987	$190,449
(1)
The fair value of transferred assets is $236,229 (April 30, 2025 – $225,430 and October 31, 2024 – $232,811) and the fair value of the associated liabilities is $182,223 (April 30, 2025 – $177,987 and October 31, 2024 – $190,449) for a net position of $54,006 (April 30, 2025 – $47,443 and October 31, 2024 – $42,362).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.